Leases - Summary of Cost Components of Operating Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease cost
Operating lease cost	$ 429
Short-term lease cost	262
Sublease income	(49)
Total lease cost	$ 642